Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventories
Summary of inventories

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Raw materials, ancillary materials and consumables	15,222	16,527
Work-in-progress and semi-finished products	11,053	9,425
Finished goods	80,534	81,223
Other	—	9
Total inventories	106,809	107,184